Expense Example, No Redemption (Vanguard Wellesley Income Fund Participant)	Vanguard Wellesley Income Fund Vanguard Wellesley Income Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	318